Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
Global Advantage Portfolio (Prospectus Summary): | Global Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Advantage Portfolio
Supplement Text	ck0000836487_SupplementTextBlock

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Advantage Portfolios

Advantage Portfolio
Global Advantage Portfolio
International Advantage Portfolio

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the fifth paragraph in the section of the Prospectus titled "Portfolio Summary—Global Advantage Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference ("CFDs") and structured investments, and other related instruments and techniques.

SupplementClosingTextBlock	ck0000836487_Supplementclosingtextblock	Please retain this supplement for future reference.